Current provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Current provisions
27.	Current provisions

a)	Movements in provisions are as follows:

2019
Provisions for deficiency compensation
NT$000
January 1	29,352
Provision	5,204
Reversal	(1,967)
Payment	(30,591)

December 31	1,998

b)	The detailed explanation of provisions for deficiency compensation is provided in Note 2 cc).